Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of Geographical Information

	Interest income		Geographical non-current assets
	31 December 2024	31 December 2023	31 December 2024	30 June 2024
	A$	A$	A$	A$

Australia	22,404	173,290	383,305	511,073
Canada	-	-	-	7,104,167
United States	-	246	105,358,196	96,152,078

	22,404	173,536	105,741,501	103,767,318

	Interest Income			Geographical Non-Current Assets
	30 June 2024	30 June 2023	30 June 2022	30 June 2024	30 June 2023
	A$	A$	A$	A$	A$

Australia	270,381	7,397	20,000	511,073	1,470,024
Canada	-	-	-	7,104,167	16,767,507
United States	245	4,630	-	96,152,078	84,363,356

	270,626	12,027	20,000	103,767,318	102,600,889